Fair Value Measurement (Details) - Schedule assets measured at fair value on a recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Money market fund	$ 932	$ 7,192
Total cash equivalents	932	7,192
Short-term investments:
Commercial Paper		14,587
Corporate debt securities	2,836	13,810
Total short-term investments	2,836	32,058
Total assets measured at fair value	3,768	39,250
Asset-backed Securities		3,661
Level 1 [Member]
Cash equivalents:
Money market fund	932	7,192
Total cash equivalents	932	7,192
Short-term investments:
Commercial Paper
Corporate debt securities
Total short-term investments
Total assets measured at fair value	932	7,192
Asset-backed Securities
Level 2 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper		14,587
Corporate debt securities	2,836	13,810
Total short-term investments	2,836	32,058
Total assets measured at fair value	2,836	32,058
Asset-backed Securities		3,661
Level 3 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper
Corporate debt securities
Total short-term investments
Total assets measured at fair value
Asset-backed Securities